Summary of Significant Accounting Policies - Derivatives (Details) - Foreign currency forward and option contracts - Maximum	12 Months Ended
Dec. 31, 2015
Derivative Instruments
Maturity period of derivative contracts	12 months
Non-designated Hedges
Derivative Instruments
Maturity period of derivative contracts	1 year